Offerings	Aug. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Equity Units
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Represents an aggregate amount of $2,000,000,000 of the Equity Units offered hereby and an aggregate amount of $2,000,000,000 of the Common Stock for which consideration will be received upon settlement of the Stock Purchase Contracts. Each Equity Unit will consist of (i) a Stock Purchase Contract, (ii) initially a 1/40 undivided beneficial ownership interest in $1,000 principal amount of the 4.85% Remarketable Senior Notes due August 1, 2032 and (iii) initially a 1/40 undivided beneficial ownership interest in $1,000 principal amount of the 4.85% Remarketable Senior Notes due August 1, 2036
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% Remarketable Senior Notes due 2032
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.85% Remarketable Senior Notes due 2036
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	See Offering Note 1.